SHARE-BASED COMPENSATION EXPENSES (Details 2) - Performance Options 2015 [Member]	1 Months Ended
May 14, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	1.51%
Weighted average expected volatility	53.42%
Expected life (in years)	5 years
Expected ordinary dividend yield	0.00%